Sales (Details) - Schedule of Disaggregated Sales - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 11,943,904	$ 9,449,817
Inverters [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	4,804,963	4,125,882
Chargers [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	358,197	228,389
Gasoline generators [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	3,237,892	4,514,899
Power bank [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	3,179,242	452,318
Other products [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 363,609	$ 128,329